Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	€ 764,298	€ 699,393
Allowance for Credit Losses	4,895	4,946
Total [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	711,021	651,637
Allowance for Credit Losses	440	544
Total [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	40,653	35,372
Allowance for Credit Losses	532	648
Total [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,326	10,655
Allowance for Credit Losses	3,740	3,614
Total [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,297	1,729
Allowance for Credit Losses	182	139
iAAA-iAA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	258,276	225,764
Allowance for Credit Losses	2	1
iAAA-iAA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	257,805	225,226
Allowance for Credit Losses	2	1
iAAA-iAA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	471	538
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	100,753	88,983
Allowance for Credit Losses	7	5
iA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	99,418	88,250
Allowance for Credit Losses	6	5
iA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,325	734
Allowance for Credit Losses	1	0
iA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	9	0
Allowance for Credit Losses	0	0
iBBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	167,371	153,181
Allowance for Credit Losses	51	52
iBBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	163,434	150,519
Allowance for Credit Losses	39	43
iBBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	3,938	2,662
Allowance for Credit Losses	12	9
iBBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	163,938	158,592
Allowance for Credit Losses	221	279
iBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	152,040	146,701
Allowance for Credit Losses	150	202
iBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,898	11,891
Allowance for Credit Losses	71	76
iBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	51,530	49,841
Allowance for Credit Losses	463	492
iB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	33,572	36,167
Allowance for Credit Losses	205	240
iB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	17,942	13,674
Allowance for Credit Losses	253	251
iB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	16	0
Allowance for Credit Losses	6	0
iCCC and below [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	22,430	23,032
Allowance for Credit Losses	4,151	4,117
iCCC and below [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	4,752	4,774
Allowance for Credit Losses	39	54
iCCC and below [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	5,079	5,874
Allowance for Credit Losses	195	310
iCCC and below [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	11,326	10,655
Allowance for Credit Losses	3,740	3,614
iCCC and below [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,272	1,729
Allowance for Credit Losses	€ 177	€ 139